Debt (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
Debt Instrument [Line Items]
Long-term loans	$ 1,698,058		$ 872,852
Less: current portion	(1,698,058)		457,940
Long term portion			414,912
Debt Instrument Dated On April 13 Th 2016 To April 14 Th 2019 [Member] | Bank Of China Longwan Branch [Member]
Debt Instrument [Line Items]
Long-term loans	$ 202,894		$ 262,009
Effective Interest Rate	5.70%	[1]	5.70%
Debt Instrument Dated On June 8 Th 2016 To April 14 Th 2019 [Member] | Bank Of China Longwan Branch [Member]
Debt Instrument [Line Items]
Long-term loans	$ 186,168		$ 303,501
Effective Interest Rate	5.70%	[1]	5.70%
July 17, 2018 to July 17, 2019 [Member] | Industrial Bank Co. Ltd. Wenzhou Branch [Member]
Debt Instrument [Line Items]
Long-term loans	$ 727,220
Effective Interest Rate	6.04%
July 23, 2018 to July 17, 2019 [Member] | Longwan Rural Commercial Bank Shacheng Branch [Member]
Debt Instrument [Line Items]
Long-term loans	$ 290,888
Effective Interest Rate	8.71%
July 25, 2018 to July 17, 2019 [Member] | Longwan Rural Commercial Bank Shacheng Branch [Member]
Debt Instrument [Line Items]
Long-term loans	$ 290,888
Effective Interest Rate	8.71%
September 30, 2017 to September 28, 2018 [Member] | Longwan Rural Commercial Bank Shacheng Branch [Member]
Debt Instrument [Line Items]
Long-term loans			$ 307,342
Effective Interest Rate			10.45%

[1]	both loans from Bank of China Longwan Branch were fully repaid upon maturity.